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                                                      File No. 2-11193
                                                      Rule 497 (e)




                        THE AMERICAN HERITAGE FUND, INC.

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                             A NO-LOAD MUTUAL FUND

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                          1370 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019
                                 (212) 397-3900
                                 (800) 828-5050

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                      STATEMENT OF ADDITIONAL INFORMATION


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                 This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated October
22, 1996. A copy of the Fund's Prospectus may be obtained from the Fund without charge at the address set forth above.


               October 22, 1996, as supplemented on May 20, 1997

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                               TABLE OF CONTENTS

Brokerage Allocation and Other Practices                                                      B-3

Purchase of Certain Debt Securities                                                           B-4

Investment Restrictions                                                                       B-5

Management                                                                                    B-6

Control Persons and Principal Holders of
   Securities                                                                                 B-7

Investment Advisory and Other Services                                                        B-7

Total Return                                                                                  B-8

Custodian                                                                                     B-8

Independent Accountants                                                                       B-9

Transfer Agent                                                                                B-9

Financial Statements                                                                          B-9





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                   BROKERAGE ALLOCATIONS AND OTHER PRACTICES

         American Heritage Management Corporation ("AHMC") or the Fund places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

         In selecting brokers and dealers to execute the Fund's portfolio transactions, AHMC may consider research, statistical and quotation services received by the Fund or AHMC from such other brokers. If such information is received and if it is, in fact, useful to AHMC, the information may tend to reduce its costs of providing investment advice to the Fund.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

         AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services provided to AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction, (b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and (c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term.






                                    B-3
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         The Fund anticipates that a substantial portion of its portfolio transactions will be allocated to Bear, Stearns & Co. Inc. ("Bear, Stearns") and Thieme Securities, Inc. ("TSI"). Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Richard K. Parker is a Managing Director of Bear, Stearns. See "Management." Except for executing portfolio transactions, neither Bear, Stearns nor TSI is in any other respect associated with the Fund or in any way responsible for any investment advice or other service provided to the Fund by either of Messrs. Thieme or Parker personally or AHMC.

         During the fiscal year ended May 31, 1996, the Fund paid an aggregate of approximately $717,000 in brokerage commissions. Brokerage commissions paid by the Fund for its fiscal year ended May 31, 1996 were significantly lower than those paid during the fiscal years ended May 31, 1994 and 1995 because of substantial changes in the amount of the Fund's assets. During the three fiscal years ended May 31, 1996, the Fund paid aggregate brokerage commissions to Bear, Stearns of approximately $1,873,000. During the Fund's fiscal year ended May 31, 1996, Bear, Stearns and TSI received approximately $200,000 and $198,000 in brokerage commissions from the Fund, respectively, or approximately 27.8% and 27.6% of the total brokerage commissions paid by the Fund during such year, respectively. During the same year, approximately 25.1% and 24.8% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions were effected through Bear, Stearns and TSI, respectively. The difference in the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through Bear, Stearns and TSI is a result of lower commission rates charged on certain transactions by other brokerage firms. Mr. Parker received compensation of approximately $60,000 from Bear, Stearns in connection with brokerage commissions paid to such firm by the Fund during the fiscal year ended May 31, 1996.

                      PURCHASE OF CERTAIN DEBT SECURITIES

         The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds", if as a result of such purchase, no more than 5% of the value of the Fund's net assets will be represented by such securities.

         An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic





                                      B-4
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changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

                            INVESTMENT RESTRICTIONS

         In addition to the investment restrictions described in the Fund's Prospectus, the Fund operates under the following fundamental investment policies and restrictions which cannot be changed or eliminated without the approval of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. These policies and restrictions provide, in part, that the Fund may not:

         (1) Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

         (2) Invest in companies for the purpose of exercising control or management;

         (3) Purchase or sell commodities or commodity contracts, including futures contracts;

         (4) Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases;

         (5) Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited from investing in marketable securities of companies engaged in real estate activities or investments.

         (6) Issue any senior securities except that the Fund may borrow from any





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bank as set forth in the Fund's Prospectus.

                                   MANAGEMENT

         The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have any advisory board.

                                 Positions Held With              Principal Occupation(s) During the
 Name and Address                the Fund                         Past Five Years
 ----------------                -------------------              ----------------------------------
 Heiko H. Thieme*                Chairman of the Board of         Chairman of the Board of Directors,
 1370 Avenue of the Americas     Directors, Chief Executive       Chief Executive Officer and Secretary
 New York, NY                    Officer and Secretary            of the Fund since February 1990.
                                                                  Chairman of the Board of Directors and
                                                                  Chief Executive Officer of American
                                                                  Heritage Growth Fund, Inc. ("AHGF")
                                                                  since February 1994 and Chief
                                                                  Executive Officer of The Thieme Fonds
                                                                  since  May 1994. Chief Executive
                                                                  Officer of AHMC and Thieme Associates,
                                                                  Inc. (investment advisors) since 1990,
                                                                  Thieme Consulting, Inc. since January
                                                                  1995 and Thieme Securities since
                                                                  February 1996. Consultant/Strategist
                                                                  for Deutsche Bank A.G. from 1989 to
                                                                  1993.

John O. Koehler                  Director                         Chief Executive Officer of Koehler
One Strawberry Hill Avenue-14H                                    International, Ltd. (consultant on
Stamford, CT 06902                                                public affairs, risk analysis,
                                                                  communications, planning and crisis
                                                                  management)






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
 Eugene Sarver                   Director                         President of Sarver International
 241 W. 97th St.                                                  (financial commercial consultancy)
 New York, NY                                                     and President of Global Finance
                                                                  Library, Inc. (financial software
                                                                  marketing) since October 1996.
                                                                  Prior thereto, Professor of Finance
                                                                  of Lubin School of Business - Graduate
                                                                  Division, Pace University

* "Interested person" as defined in the Investment Company Act of 1940.

         Dr. Sarver and Mr. Thieme have served as members of the Board of Directors since February 1990. Mr. Koehler became a member of the Board of Directors in May 1997. Each of the Fund's Directors is also a member of the Board of Directors of AHGF.

         Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, provides consulting services to several companies whose securities are held by the Fund and receives compensation therefor.

         During the fiscal year ended May 31, 1996, no cash compensation was paid by the Fund to its executive officers in such capacity. Each Director who is not an "Interested Person" of the Fund receives annual compensation from the Fund of $10,000.

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of September 30, 1996, Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104 owned of record shares of the Fund's capital stock which represented approximately 9% of the Fund's outstanding capital stock on that date. As of such date, no other person owned of record or was known to the Fund to own beneficially 5% or more of the Fund's outstanding capital stock and the Fund's officers and directors as a group owned less than 1% of such capital stock.





                                       B-7
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                     INVESTMENT ADVISORY AND OTHER SERVICES

         Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme acquired such stock on February 1, 1990. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. Northern Westchester Industries, Inc., a corporation which is wholly owned by Richard K. Parker, is the record and beneficial owner of 10% of the outstanding capital stock of AHMC. See "Management".

         AHMC became the Fund's investment advisor on December 27, 1985. During the Fund's fiscal years ended May 31, 1994, 1995 and 1996, AHMC received investment advisory fees from the Fund of $1,166,297, $824,115 and $303,534, respectively. In connection with the Investment Advisory Agreement with AHMC, AHMC bears the expenses of certain of the Fund's trading operations. All other expenses of the Fund are borne by the Fund.

         The Fund reimburses AHMC for office space and administrative personnel utilized by the Fund. See Notes to the Financial Statements in the Fund's Annual Report for the fiscal year ended May 31, 1996.

                                  TOTAL RETURN

         The Fund's average annual total returns for the one, five and ten year periods ended May 31, 1996 are set forth below:

                                  One Year ...................   20.63%

                                  Five Years..................    4.51%

                                  Ten Years...................   -1.36%

         See "Total Return" in the Fund's Prospectus for a description of the method by which total return is computed.

                                   CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is the Fund's Custodian. In such capacity, the Custodian maintains custody of the Fund's cash and securities and delivers securities which are purchased and sold by the Fund.





F                                       B-8
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                            INDEPENDENT ACCOUNTANTS

         Landsburg Platt Raschiatore & Dalton are the Fund's independent certified public accountants. The financial statements incorporated herein by reference have been examined by such firm to the extent set forth in their respective reports included herein by reference. See Financial Statements.

                                 TRANSFER AGENT

         American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 ("ADS") is the Fund's Transfer Agent. In such capacity, ADS maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                              FINANCIAL STATEMENTS

         The Fund's Annual Reports for the fiscal years ended May 31, 1995 and 1996 are hereby incorporated by reference.





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